Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

Future minimum lease payments under operating lease commitments are as follows (in thousands):

Lease Payments
Year ending December 31:
2014	$337
2015	209
2016	216
2017	222
2018	228

Total future minimum payments	$1,212